Financial items - Summary (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Analysis of income and expense [abstract]
Interest income and other financial income	$ 265	$ 303	$ 460	$ 903	$ 1,515
Interest expenses and other financial expenses	(366)	(351)	(370)	(1,042)	(1,181)
Net foreign currency exchange gains/(losses)	72	(177)	(243)	(129)	(133)
Gains/(losses) on financial investments	(552)	113	348	(465)	363
Gains/(losses) other derivative financial instruments	(22)	150	170	185	42
Net financial items	$ (604)	$ 37	$ 365	$ (548)	$ 606